SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
SEGMENT REPORTING (Tables)
Schedule of segment reporting

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$10,543,143	$1,075,642	$(2,386,662)	$9,232,123
Cost of revenue	4,044,693	735,480	(2,067,765)	2,712,408
Total operating expenses	2,391,405	457,251	(59,092)	2,789,564
Unallocated corporate expenses	-	-	-	756,607
Operating income (loss)	4,107,045	(117,089)	(259,805)	2,973,544

Net income (loss)	3,788,154	(123,905)	(259,805)	2,368,069
Segment assets	59,619,292	3,982,813	(7,205,062)	56,397,043
Unallocated assets				853,042
Total assets – June 30, 2019	59,619,292	3,982,813	(7,205,062)	57,250,085

For the six months ended June 30, 2018 (unaudited)

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$6,937,370	$1,253,139	$(1,625,721)	$6,564,788
Cost of revenue	2,338,417	865,988	(1,285,505)	1,918,900
Total operating expenses	2,010,403	570,468	(12,656)	2,568,215
Unallocated corporate expenses	-	-	-	818,097
Operating (loss) income	2,588,550	(183,317)	(327,560)	1,259,576

Net (loss) income	$2,319,790	$(196,543)	$(327,560)	$977,260

	Aloe product sales	Aloe material sales	Inter-segment and reconciling item	Total
Revenues	$20,562,273	$2,034,142	$(4,963,127)	$17,633,288
Cost of revenue	8,241,218	1,280,284	(4,951,909)	4,569,593
Total operating expenses	3,908,759	1,045,715	(12,184)	4,942,290
Unallocated corporate expenses	-	-	-	1,907,152
Operating income (loss)	8,412,296	(291,857)	966	6,214,253

Net income (loss)	7,309,224	(293,069)	966	5,119,870
Segment assets	46,762,137	3,871,395	(5,872,256)	44,761,276
Unallocated assets	-	-	-	808,718
Total assets December 31, 2018	$46,762,137	$3,871,395	$(5,872,256)	$45,569,994

For the year ended December 31, 2017

	Aloe product sales	Aloe material sales	Inter- segment and reconciling item	Total
Revenues	$34,264,243	$2,754,634	$(9,154,905)	$27,863,972
Cost of revenue	11,290,537	1,848,718	(8,946,607)	4,192,648
Total operating expenses	2,863,768	880,463	(182,501)	3,561,730
Unallocated corporate expenses	-	-	-	4,972,888
Operating income (loss)	20,109,938	25,453	(25,797)	15,136,706

Net income (loss)	17,084,396	88,028	(25,797)	12,172,655
Segment assets	52,047,816	4,315,348	(4,019,370)	52,343,794
Unallocated corporate assets	-	-	-	34,586
Total assets December 31, 2017	$52,047,816	$4,315,348	$(4,019,370)	$52,378,380